PROVISIONS - Summary of Provisions Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Beginning balance	£ 627
Additional provisions (See Note 4)	301
Provisions released (See Note 4)	(59)
Utilisation and other	(263)
Reclassification from provisions to other assets	39
Ending balance	645
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	348
Additional provisions (See Note 4)	9
Provisions released (See Note 4)	0
Utilisation and other	(51)
Reclassification from provisions to other assets	0
Ending balance	306
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	126
Additional provisions (See Note 4)	9
Provisions released (See Note 4)	(43)
Utilisation and other	(26)
Reclassification from provisions to other assets	0
Ending balance	66
Regulatory levies and fees
Disclosure of other provisions [line items]
Beginning balance	2
Additional provisions (See Note 4)	94	£ 42
Provisions released (See Note 4)	0
Utilisation and other	(27)
Reclassification from provisions to other assets	0
Ending balance	69
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	6
Additional provisions (See Note 4)	0
Provisions released (See Note 4)	0
Utilisation and other	(39)
Reclassification from provisions to other assets	39
Ending balance	6
Property
Disclosure of other provisions [line items]
Beginning balance	28
Additional provisions (See Note 4)	17
Provisions released (See Note 4)	(1)
Utilisation and other	(2)
Reclassification from provisions to other assets	0
Ending balance	42
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	85
Additional provisions (See Note 4)	5
Provisions released (See Note 4)	(12)
Utilisation and other	0
Reclassification from provisions to other assets	0
Ending balance	78
Restructuring
Disclosure of other provisions [line items]
Beginning balance	18
Additional provisions (See Note 4)	68
Provisions released (See Note 4)	0
Utilisation and other	(32)
Reclassification from provisions to other assets	0
Ending balance	54
Other
Disclosure of other provisions [line items]
Beginning balance	14
Additional provisions (See Note 4)	99
Provisions released (See Note 4)	(3)
Utilisation and other	(86)
Reclassification from provisions to other assets	0
Ending balance	£ 24